WARRANT LIABILITY (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants liability exercise price at beginning | $ / shares
Warrants outstanding, shares at beginning | shares
Warrants outstanding, fair value at beginning | $
Change in fair value of warrant liability exercise price | $ / shares
Change in fair value of warrant liability ,shares | shares
Change in fair value of warrant liability, amount | $	$ (989)
Warrants outstanding exercise price at ending | $ / shares
Warrants outstanding, shares at ending | shares	6,473,685
Warrants outstanding, fair value at ending | $	$ 7,443
Class B Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price | $ / shares	$ 2.26
Fair value of warrants shares | shares	3,157,895
Fair value of warrants amount | $	$ 3,537
Class C Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price | $ / shares	$ 2.26
Fair value of warrants shares | shares	3,157,895
Fair value of warrants amount | $	$ 4,663
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price | $ / shares	$ 2.375
Fair value of warrants shares | shares	157,895
Fair value of warrants amount | $	$ 232